Deferred income taxes and tax credit	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Deferred income taxes and tax credit	Deferred income taxes and tax credit
Recognized unused tax credits and temporary differences
The Group projects its future taxable profits based on currently enacted law, and which are subject to revision if the U.S. legislates new tax law. Deferred income tax assets from ADCT America’s federal and state R&D tax credit carryforwards, as well as temporary differences, are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The components of Deferred income tax as of December 31, 2022 and 2021 are as follows:

(in KUSD)	As of December 31, 2022	As of December 31, 2021
U.S. Federal R&D credits	21,200	21,213
U.S. State R&D credits	4,924	3,843
Other items	633	993
Total	26,757	26,049
U.S. federal and state R&D credits associated with recognized deferred tax assets are scheduled to expire in future years through 2042 as follows:

(in KUSD)	December 31, 2022	December 31, 2021
2026	14	—
2036	385	61
2037	111	—
2038	—	—
2039	937	5,552
2040	8,429	8,429
2041	5,736	7,232
2042	6,123	—
Total	21,735	21,274
An amount of KUSD 5,874 was utilized in 2022 (KUSD 6,010 in 2021). The U.S. R&D tax credits in the above table may be carried forward for up to 20 years. In addition, U.S. State R&D credits of KUSD 4,389 have no expiration date. These U.S. R&D tax credits relate entirely to ADCT America.
Unused tax losses, unrecognized temporary differences and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

(in KUSD)	December 31, 2022	December 31, 2021
Tax losses	926,350	818,946
Unused U.S. State R&D tax credits	918	907
Deductible (taxable) temporary differences	(25,924)	(40,380)
Total	901,344	779,473
Tax loss carryforwards
Potential deferred income tax assets from tax loss carryforwards exceed deferred tax liabilities. Deferred income tax assets from tax loss carryforwards are initially recognized to the extent of suitable deferred income tax liabilities, then to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Company has decided not to recognize any deferred income tax assets other than those described above. The amounts of deferred income tax assets that arise from sources other than tax loss carryforwards and the amounts of deferred income tax liabilities are insignificant in comparison to the unrecognized tax loss carryforwards.
Tax losses not recognized and to be carried forward (in KUSD):

Years of expiry	December 31, 2022	December 31, 2021
2022	—	31,128
2023	38,441	38,441
2024	92,012	92,012
2025	121,866	121,866
2026	118,943	118,943
2027	190,928	190,928
Beyond 2028	364,160	225,628
	926,350	818,946
All of these carryforwards relate to the Company. In 2022, unused tax losses of KUSD 31,128 expired (2021: KUSD 19,889).
U.S. R&D tax credits carryforwards
As described above, Deferred income tax assets from U.S. R&D tax credit carryforwards are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Group has not recognized deferred tax assets related to the following state tax credits carryforwards:

(In KUSD)
Years of expiry	December 31, 2022	December 31, 2021
2038	363	352
2039	275	275
2040	280	280
	918	907
These U.S. R&D tax credits, which may be carried forward for up to 7 years, relate entirely to ADCT America.